Loans and allowance for credit losses - Amount of Loans by Loan Class of Financing Receivable Individually and Collectively Evaluated for Impairment (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	$ 38,205		$ 23,810	$ 13,716
Collectively evaluated for credit loss/impairment	6,329,868		4,328,680	3,584,796
Loans	7,082,959	$ 4,409,642	4,409,642	3,667,511
Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	714,886		57,152	68,999
Loans			57,152
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	15,578		9,026	1,847
Collectively evaluated for credit loss/impairment	1,270,058		1,023,326	863,788
Loans	1,346,122		1,034,036	867,083
Commercial and industrial | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	60,486		1,684	1,448
Loans			1,684
Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	4,851		2,061	1,221
Collectively evaluated for credit loss/impairment	1,140,634		546,156	549,075
Loans	1,222,220		551,101	556,051
Construction | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	76,735		2,884	5,755
Loans			2,884
Residential real estate | 1-to-4 family mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	848		1,347	987
Collectively evaluated for credit loss/impairment	987,142		689,769	535,451
Loans	1,089,270		710,454	555,815
Residential real estate | 1-to-4 family mortgage | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	101,280		19,338	19,377
Loans			19,338
Residential real estate | Residential line of credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	412		579	245
Collectively evaluated for credit loss/impairment	387,250		220,878	190,235
Loans	408,211		221,530	190,480
Residential real estate | Residential line of credit | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	20,549		73	0
Loans			73
Residential real estate | Multi-family mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	0		0	0
Collectively evaluated for credit loss/impairment	156,447		69,429	75,457
Loans	175,676		69,429	75,457
Residential real estate | Multi-family mortgage | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	19,229		0	0
Loans			0
Residential real estate | Non-owner occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,598,979
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	924,841
Commercial real estate | Owner occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	7,846		2,993	2,608
Collectively evaluated for credit loss/impairment	813,151		621,386	484,900
Loans	924,841		630,270	493,524
Commercial real estate | Owner occupied | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	103,844		5,891	6,016
Loans			5,891
Commercial real estate | Non-owner occupied
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	8,631		7,755	6,735
Collectively evaluated for credit loss/impairment	1,272,203		902,792	677,247
Loans	1,598,979		920,744	700,248
Commercial real estate | Non-owner occupied | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	318,145		10,197	16,266
Loans			10,197
Consumer and other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Individually evaluated for credit loss/impairment	39		49	73
Collectively evaluated for credit loss/impairment	302,983		254,944	208,643
Loans	317,640		272,078	228,853
Consumer and other | Purchased Credit Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collectively evaluated for credit loss/impairment	$ 14,618		17,085	$ 20,137
Loans			$ 17,085